Offsets	Jun. 05, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-89919
Initial Filing Date	Sep. 22, 2025
Fee Offset Claimed	$ 570.22
Offset Note	An aggregate fee of $14,858.02 was paid with the filing of the Schedule TO-I by the Fund (File No. 005-89919) on September 22, 2025 (the “September 2025 Schedule TO-I”). The final transaction fee due pursuant to the final amendment to the September 2025 Schedule TO-I filed on March 6, 2026, was $14,287.80, leaving $570.22 of the filing fees remaining from the September 2025 Schedule TO-I for future offset claims. Pursuant to Rule 0-11(a)(2) under the Exchange Act, all $570.22 of the filing fees remaining from the September 2025 Schedule TO-I are being used to offset a portion of the filing fee due in connection with this Schedule TO-I/A.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Pomona Investment Fund
Form or Filing Type	SC TO
File Number	005-89919
Filing Date	Sep. 22, 2025
Fee Paid with Fee Offset Source	$ 570.22